Annual Fund Operating Expenses	Oct. 31, 2024
BBH Select Series - Large Cap Fund | Target Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.71%
BBH Select Series - Large Cap Fund | Pro Forma Acquiring Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.71%
BBH Select Series - Mid Cap Fund | Target Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.81%
BBH Select Series - Mid Cap Fund | Pro Forma Acquiring Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.81%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.